Vessels, net - Total revenues and net income of the combined entity - Capital Product Partners L.P. (Details) - M/T Amor - Capital Product Partners, L.P. ("CPLP") $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	$ 132,392
Net income	$ 36,739